Related Party Transactions - Additional Information (Detail1) - USD ($)				12 Months Ended
	Apr. 29, 2024	Nov. 01, 2023	Jun. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Aug. 07, 2024	May 02, 2023	May 01, 2022
Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Reimbursements payable to SAM under the Administrative Services Agreement				$ 800,000	$ 500,000
Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Percentage of revenue from tenant protection programs				0.10%
SSGT II Merger Agreement
Related Party Transaction [Line Items]
Subordinated distribution value								$ 16,100,000
Gain resulting from acquisition of unconsolidated affiliates			$ 16,100,000
Write-off of carrying value related to intangible asset			1,400,000
Change in deferred tax liability			$ 300,000
Strategic Transfer Agent Services, LLC
Related Party Transaction [Line Items]
Transition Fee	$ 150,000
TRS Subsidiary | Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Percentage of revenue from tenant protection programs				99.90%
Pacific Oak Holding Group
Related Party Transaction [Line Items]
Variable interest entity non-voting ownership percentage				17.50%
Managed REIT
Related Party Transaction [Line Items]
Equity method investment, ownership percentage				0.10%
Managed REIT | TRS Subsidiary
Related Party Transaction [Line Items]
Equity method investment, ownership percentage				99.90%
Related Party | Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Receivables due from related parties				$ 16,700,000	6,500,000
SmartStop Asset Management | Strategic Transfer Agent Services, LLC
Related Party Transaction [Line Items]
Percentage of membership interest				100.00%
SST VI
Related Party Transaction [Line Items]
Public offering extended expiry date		Sep. 13, 2025
Payables incurred to related parties				$ 2,400,000
Maximum commitment				$ 61,200,000
Variable entity maximum remaining share offering				87,400,000
SST VI | Class Y And Z
Related Party Transaction [Line Items]
Share price						$ 10
SST VI Advisory Agreement | Pacific Oak Holding Group
Related Party Transaction [Line Items]
Variable interest entity non-voting ownership percentage				17.50%
SST VI Advisory Agreement | Class Z
Related Party Transaction [Line Items]
Percentage of offering cost without reimbursement				1.50%
Cost incurred in public offering				$ 44,000	5,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Receivables due from related parties				12,000
Administrative Services Agreement | Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Administrative service fees				$ 200,000	$ 700,000
SST VI OP | Series A Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock shares redeemed							600,000
Interest payable							$ 15,100,000